Derivative Liability	6 Months Ended
Jun. 30, 2026
Derivative Liability [Abstract]
DERIVATIVE LIABILITY

NOTE 13 – DERIVATIVE LIABILITY

In connection with the issuance of the Note, the Company identified certain features embedded within the Note that require bifurcation and accounting as a single compound derivative liability in accordance with ASC 815.

These derivative instruments primarily relate to:

(i) certain conversion features with variable or contingent pricing, and

(ii) share settlement provisions based on market pricing mechanisms.

These features are evaluated on a combined basis as a single compound embedded derivative.

The Company determined that these features result in variability in the number of Ordinary Shares that may be issued, incorporate market-based pricing inputs, and include contingent provisions that may affect the settlement amount or method upon the occurrence of specified events. Such features expose the holder to returns that are not consistent with a fixed-for-fixed equity structure and do not qualify for the equity scope exception. Accordingly, these features were bifurcated and are accounted for as a derivative liability.

The derivative liability is remeasured at fair value at each reporting date, with changes in fair value recognized in earnings.

The Company applied a Monte Carlo simulation model to estimate the fair value of the derivative liability, as this approach captures the path-dependent and non-linear characteristics of the instrument, including settlement features based on trading price metrics and other market-based conditions.

The valuation of the derivative liability incorporates significant inputs, including: expected volatility of the Company’s share price, risk-free interest rate; expected term of the instrument; expected settlement behavior; and probability and timing of contingent events.

The fair value of the derivative liability is highly sensitive to changes in the price of the Ordinary Shares and expected volatility.

The following key assumptions were used in the valuation of the derivative liability:

	June 30,	March 23,
	2026	2026
Risk-free interest rate	4%	3.76%
Expected volatility	83.2%	77.2%
Remaining contractual term (years)	0.65	0.92

The following table presents a roll-forward of the derivative liabilities measured using Level 3 inputs:

	June 30,
(in thousands)	2026	2025

Balance at beginning of period	$-	$-
Fair value upon initial recognition	162	-
Change in fair value recognized in earnings	(16)	-
Settlements / conversions	(18)	-
Balance at end of period (fair value)	$128	$-

At issuance, transaction costs of $9,000 attributable to these derivative instruments were expensed as incurred.